ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY - NOTES TO SCHEDULE I (Details) - Reportable legal entity - Parent - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Amount of offsets of due from and due to subsidiaries, VIE and VIE's subsidiaries	¥ 0	¥ 0	¥ 522,825
Transfer of due from subsidiaries, VIE and VIE's subsidiaries to investment in subsidiaries	¥ 0	¥ 438,914	¥ 0